Interim Condensed Consolidated Balance Sheets - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Noncurrent assets
Intangible assets	€ 204	€ 206
Property, plant and equipment	25,359	1,484
Right-of-use assets	2,766	3,018
Other financial assets	93	91
Other non-financial assets	72	89
Total non-current assets	28,494	4,888
Current assets
Work in progress	147
Other financial assets	963	6,233
Other non-financial assets	15,367	3,236
Cash and cash equivalents	89,774	132,939
Total current assets	106,251	142,408
Total assets	134,745	147,296
Equity.
Subscribed capital	9,390	8,735
Capital and other reserves	260,855	221,785
Accumulated deficit	(208,096)	(147,081)
Total equity	62,149	83,439
Noncurrent liabilities
Advance payments received from customers	46,827	44,756
Financial liabilities	6,146	6,353
Other non-financial liabilities	469
Total non-current liabilities	53,442	51,109
Current liabilities.
Financial liabilities	532	472
Trade and other payables	15,874	7,867
Other liabilities	2,280	2,207
Provisions	468	2,202
Total current liabilities	19,154	12,748
Total equity and liabilities	€ 134,745	147,296
Previously stated
Current liabilities.
Trade and other payables		€ 7,582